Shareholder Report	12 Months Ended
Dec. 31, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE COMMUNICATIONS & TECHNOLOGY FUND, INC.
Entity Central Index Key	0000910671
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
C000005469
Shareholder Report [Line Items]
Fund Name	Communications & Technology Fund
Class Name	Investor Class
Trading Symbol	PRMTX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - Investor Class	$80	0.77%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Alphabet and Meta Platforms were top absolute contributors for the fund in 2025. Alphabet benefited from strength in the company’s search and cloud businesses, while the market also appreciated its strong AI engagement and investment toward improving its AI tools. Shares were also boosted after the company’s release of its AI model Gemini 3 demonstrated the company’s competitive advantage in the space. Shares of Meta Platforms advanced on strong revenue growth in its core advertising business driven by AI and the company’s strategic shift in spending away from the metaverse and toward its AI initiatives.

  The Trade Desk, a self-service software platform for media buyers to programmatically purchase advertising inventory across the open internet, and e-commerce and cloud computing company Amazon.com detracted on an absolute basis. Shares of The Trade Desk were pressured by concerns over slowing revenue growth and increasing competition in the digital advertising space. Shares of Amazon.com lagged the market on investor concerns about slowing sales growth in the company’s Amazon Web Services cloud computing platform and uncertainty about how the company will monetize its AI infrastructure investments.

  We will continue to proactively navigate through a shifting macroeconomic backdrop and evolving trends, while our focus remains on investing in share gainers with improving returns on invested capital that are operating in secular growth markets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
Communications & Technology Fund (Investor Class)	7.05%	6.06%	14.51%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	11.72
MSCI World IMI Communications Services 10/40 Index Net (Strategy Benchmark)	19.69	5.72	6.85
MSCI All Country World Index (Previous Benchmark)	22.87	11.70	12.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,310,578,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 62,028,000
InvestmentCompanyPortfolioTurnover	73.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,310,578 Number of Portfolio Holdings88
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.2%
Direct-to-Consumer Subscription Services	11.3
European Telecom	7.7
U.S. Wireless	6.8
Video Gaming	6.2
Live Entertainment	6.1
Infrastructure and Developer Tool Software	4.7
Rest of The World Telecom	4.5
U.S. Internet Services	4.0
Other	28.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	9.6%
Meta Platforms	8.1
Netflix	7.0
Deutsche Telekom	6.2
T-Mobile U.S.	5.8
Spotify Technology	4.3
Taiwan Semiconductor Manufacturing	3.4
NVIDIA	2.9
Apple	2.9
Carvana	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless
C000169955
Shareholder Report [Line Items]
Fund Name	Communications & Technology Fund
Class Name	I Class
Trading Symbol	TTMIX
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.
Material Fund Change Notice [Text Block]
Additional Information Phone Number	1‑800‑638‑5660
Additional Information Email	info@troweprice.com
Additional Information Website	www.troweprice.com/prospectus
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Communications & Technology Fund - I Class	$69	0.67%

Expenses Paid, Amount	$ 69
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Alphabet and Meta Platforms were top absolute contributors for the fund in 2025. Alphabet benefited from strength in the company’s search and cloud businesses, while the market also appreciated its strong AI engagement and investment toward improving its AI tools. Shares were also boosted after the company’s release of its AI model Gemini 3 demonstrated the company’s competitive advantage in the space. Shares of Meta Platforms advanced on strong revenue growth in its core advertising business driven by AI and the company’s strategic shift in spending away from the metaverse and toward its AI initiatives.

  The Trade Desk, a self-service software platform for media buyers to programmatically purchase advertising inventory across the open internet, and e-commerce and cloud computing company Amazon.com detracted on an absolute basis. Shares of The Trade Desk were pressured by concerns over slowing revenue growth and increasing competition in the digital advertising space. Shares of Amazon.com lagged the market on investor concerns about slowing sales growth in the company’s Amazon Web Services cloud computing platform and uncertainty about how the company will monetize its AI infrastructure investments.

  We will continue to proactively navigate through a shifting macroeconomic backdrop and evolving trends, while our focus remains on investing in share gainers with improving returns on invested capital that are operating in secular growth markets.

Performance Past Does Not Indicate Future [Text]	The fund’s past performance is not a good predictor of the fund’s future performance.
Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 3/23/16
Communications & Technology Fund (I Class)	7.16%	6.16%	15.36%
MSCI All Country World Index Net (Regulatory Benchmark)	22.34	11.19	12.12
MSCI World IMI Communications Services 10/40 Index Net (Strategy Benchmark)	19.69	5.72	6.68
MSCI All Country World Index (Previous Benchmark)	22.87	11.70	12.67

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

Performance Inception Date	Mar. 23, 2016
No Deduction of Taxes [Text Block]	Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information can be found at www.troweprice.com.
Distribution of Capital [Text Block]	The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.
AssetsNet	$ 9,310,578,000
Holdings Count | Holding	88
Advisory Fees Paid, Amount	$ 62,028,000
InvestmentCompanyPortfolioTurnover	73.10%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)$9,310,578 Number of Portfolio Holdings88
Holdings [Text Block]

Industry Allocation (as a % of Net Assets)

U.S. Internet Media/Advertising	20.2%
Direct-to-Consumer Subscription Services	11.3
European Telecom	7.7
U.S. Wireless	6.8
Video Gaming	6.2
Live Entertainment	6.1
Infrastructure and Developer Tool Software	4.7
Rest of The World Telecom	4.5
U.S. Internet Services	4.0
Other	28.5

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Alphabet	9.6%
Meta Platforms	8.1
Netflix	7.0
Deutsche Telekom	6.2
T-Mobile U.S.	5.8
Spotify Technology	4.3
Taiwan Semiconductor Manufacturing	3.4
NVIDIA	2.9
Apple	2.9
Carvana	2.4

Updated Prospectus Web Address	www.troweprice.com/paperless